Balance Sheet Components - Additional information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 1.2	$ 2.4	$ 4.6	$ 4.2